Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term borrowings
Short-term borrowings	$ 1,200,247	¥ 8,333,317	¥ 3,040,209
Short-term borrowings
Short-term borrowings
Weighted average interest rate	4.91%	4.91%	4.40%